Revenues	12 Months Ended
Dec. 31, 2024
Revenues [Abstract]
Revenues
5.	Revenues

	Years ended December 31,
(In thousands)	2022	2023	2024
Revenues from services
—Data connectivity services	35,483	46,745	47,639
International data connectivity services	28,085	37,928	39,513
Local data connectivity services	7,398	8,817	8,126
—PaaS and SaaS services	9,819	10,425	11,293
—Others	926	1,400	1,070
	46,228	58,570	60,002
Sales of products
—Sales of terminals	21,748	24,369	22,246
—Sales of data related products	3,230	2,150	8,417
—Others	255	487	970
	25,233	27,006	31,633
Total	71,461	85,576	91,635

In the following table, revenue is geographically disaggregated according to the locations of the customers.

	Years ended December 31,
(In thousands)	2022	2023	2024
Japan	28,088	37,122	43,409
Mainland China	1,883	11,156	22,023
North America	27,183	24,074	12,673
Southeast Asia	4,912	4,605	4,461
Europe	3,361	4,207	4,146
Hong Kong SAR	4,166	1,660	2,052
Taiwan	604	868	1,582
Others	1,264	1,884	1,289
Total	71,461	85,576	91,635